CONCENTRATION OF CREDIT RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CONCENTRATION OF CREDIT RISK
Schedule of cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash as of June 30, 2013 and December 31, 2012 were held in two Canadian chartered banks and one United States bank and follows (in thousands):

	JUNE 30, 2013	DECEMBER 31, 2012
Cash and cash equivalents	$9,740	$18,403
Restricted cash	363	374

	$10,103	$18,777

Cash and cash equivalents and restricted cash as of December 31, 2012 and 2011are held in two Canadian chartered banks and are as follows (in thousands):

	DECEMBER 31,
	2012	2011
Cash and cash equivalents	$18,403	$9,882
Restricted cash equivalents and marketable securities	374	644

	$18,777	$10,526